CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net (loss)/income	¥ 790,589	$ 108,310	¥ 1,952,554	¥ (117,776)
Adjustments to reconcile net (loss)/income to net cash (used for)/provided by operating activities
Depreciation of fixed assets	147,946	20,269	275,155	337,423
Amortization of intangible assets	95,595	13,096	179,380	177,019
Amortization of licensed copyrights	7,488,646	1,025,940	7,087,769	7,780,928
Amortization and impairment of produced content	5,892,927	807,328	6,548,911	5,359,648
Provision/(reversal) of credit losses	(13,347)	(1,829)	30,225	25,855
Unrealized foreign exchange loss	35,267	4,832	28,025	107,595
Gain on disposal of fixed assets	(19,459)	(2,666)	(16,361)	(34,901)
(Gain)/loss on disposal of subsidiaries or business	22,265	3,050	(89,571)	(367,717)
Accretion on convertible senior notes and others	311,236	42,639	331,967	146,079
Barter transaction revenue	(901,638)	(123,524)	(417,630)	(876,109)
Share-based compensation	544,395	74,582	636,732	811,441
Share of losses/(gains) from equity method investments	(17,790)	(2,437)	51,249	213,409
Fair value change and impairment of long-term investments	176,221	24,142	340,042	823,806
Deferred income tax expense/(benefit)	(24,360)	(3,337)	(1,008)	30,056
Other non-cash expense/(income)	(59,337)	(8,129)	(227,353)	5,888
Changes in operating assets and liabilities
Accounts receivable	6,993	958	193,305	312,776
Amounts due from related parties	(14,515)	(1,989)	(280,042)	49,434
Licensed copyrights	(6,529,740)	(894,571)	(6,381,628)	(6,143,075)
Produced content	(7,218,469)	(988,926)	(6,901,691)	(7,387,666)
Prepayments and other assets	699,289	95,802	(34,876)	222,399
Accounts payable	703,957	96,442	(288,128)	(2,911,022)
Amounts due to related parties	256,647	35,160	37,841	204,774
Customer advances and deferred revenue	30,478	4,175	141,098	750,799
Accrued expenses and other liabilities	76,242	10,445	173,550	(615,479)
Other non-current liabilities	(369,981)	(50,687)	(17,915)	1,023,847
Net cash (used for)/provided by operating activities	2,110,057	289,075	3,351,600	(70,569)
Cash flows from investing activities:
Acquisition of fixed assets	(79,319)	(10,867)	(36,971)	(174,263)
Acquisition of intangible assets	(93,719)	(12,839)	(67,937)	(95,506)
Purchase of long-term investments	(37,790)	(5,177)	(178,522)	(78,273)
Proceeds from disposal of long-term investments	61,009	8,358	109,791	20,145
Film investments made as passive investor	(14,400)	(1,973)	(17,600)	(59,650)
Proceeds from film investments as passive investor	13,512	1,851	20,689	30,200
Loans provided to related parties	(2,316,239)	(317,323)	(1,472,600)	0
Purchases of held-to-maturity debt securities	(510,000)	(69,870)	0	(727,943)
Maturities of held-to-maturity debt securities	510,000	69,870	0	769,766
Purchases of available-for-sale debt securities	(438,000)	(60,006)	(1,890,450)	(3,731,634)
Maturities of available-for-sale debt securities	443,000	60,691	1,769,297	4,260,759
Other investing activities	17,076	2,340	24,788	52,379
Net cash provided by/(used for) investing activities	(2,444,870)	(334,945)	(1,739,515)	265,980
Cash flows from financing activities:
Repayments from loans from related parties	0	0	(650,000)	0
Proceeds from short-term loans	4,952,608	678,505	4,633,238	4,277,653
Repayments of short-term loans	(4,732,857)	(648,399)	(4,412,667)	(5,033,931)
Proceeds from long-term loans	1,120,332	153,485	99,990	0
Repayments of long-term loans	(15,500)	(2,123)	0	0
Proceeds from issuance of convertible senior notes, net of issuance costs	0	0	4,415,401	3,448,551
Repayments or redemption of convertible senior notes	(2,914,233)	(399,248)	(11,735,964)	0
Acquisition of noncontrolling interests in a subsidiary	(26,819)	(3,674)	0	(5,090)
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs	0	0	3,391,277	0
Proceeds from issuance of ordinary shares to third parties upon private placement	0	0	0	1,172,732
Proceeds from issuance of Class B ordinary shares to Baidu upon private placement	0	0	0	634,470
Proceeds from exercise of share options	41,067	5,626	69,844	51,850
Finance lease payments	(18,256)	(2,501)	(27,666)	(38,132)
Dividends paid to noncontrolling interest shareholders	(22,503)	(3,083)	(44,525)	(64,240)
Proceeds from other financing activities	339,023	46,446	0	25,000
Repayment for other financing activities	(92,983)	(12,739)	(24,000)	0
Net cash provided by/(used for) financing activities	(1,370,121)	(187,705)	(4,285,072)	4,468,863
Effect of exchange rate changes on cash, cash equivalents and restricted cash	14,657	2,008	92,039	122,418
Net increase/(decrease) in cash, cash equivalents and restricted cash	(1,690,277)	(231,567)	(2,580,948)	4,786,692
Cash, cash equivalents and restricted cash at the beginning of the year	5,280,608	723,440	7,861,556	3,074,864
Cash, cash equivalents and restricted cash at the end of the year	3,590,331	491,873	5,280,608	7,861,556
Supplemental disclosures of cash flow information:
Cash paid for interest	678,069	92,895	784,242	524,484
Cash paid for income taxes	78,487	10,753	34,719	56,153
Acquisition of fixed assets included in accounts payable	95,597	13,097	6,869	3,751
Reconciliation of cash and cash equivalents and restricted cash:
Cash and cash equivalents	3,529,679	$ 483,564	4,434,525	7,097,938
Restricted cash	0		6,120	13,618
Long-term restricted cash	60,652		839,963	750,000
Total cash and cash equivalents and restricted cash shown in the statements of cash flows	¥ 3,590,331		¥ 5,280,608	¥ 7,861,556